SCHEDULE OF FINANCIAL INSTRUMENTS AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Platform Operator, Crypto-Asset [Line Items]
Derivative liabilities	$ 719,263	$ 1,233,679	$ 5,925,214
Derivative liabilities	719,263	1,233,679	5,925,214
Total liabilities measured at fair value	719,263	1,233,679
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liabilities
Derivative liabilities
Total liabilities measured at fair value
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liabilities
Derivative liabilities
Total liabilities measured at fair value
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liabilities		1,233,679	5,925,214
Derivative liabilities	719,263	1,233,679	$ 5,925,214
Total liabilities measured at fair value	$ 719,263	$ 1,233,679